MassMutual Diversified Value Fund — Portfolio of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 97.3%
Common Stock — 97.3%
Communication Services — 6.5%
AT&T, Inc.	252,500	$5,226,750
Comcast Corp. Class A	40,900	1,004,095
Fox Corp. Class A	11,900	620,704
Match Group, Inc.	10,300	391,915
Meta Platforms, Inc. Class A	5,350	3,013,602
News Corp. Class A	18,500	459,355
Sirius XM Holdings, Inc.	9,600	283,584
T-Mobile US, Inc.	22,400	3,757,152
Verizon Communications, Inc.	150,400	6,367,936
Walt Disney Co.	88,000	8,470,000
		29,595,093
Consumer Discretionary — 8.6%
Amazon.com, Inc. (a)	33,700	8,032,058
Best Buy Co., Inc.	10,200	773,976
BorgWarner, Inc.	9,000	597,600
Darden Restaurants, Inc.	5,500	1,133,055
Deckers Outdoor Corp. (a)	4,000	397,160
Dillard’s, Inc. Class A (b)	450	237,789
DR Horton, Inc.	14,200	2,312,896
eBay, Inc.	22,200	2,480,850
Expedia Group, Inc.	5,600	1,432,928
Ford Motor Co.	192,300	2,672,970
GameStop Corp. Class A (a)	9,000	198,720
Gap, Inc.	18,100	338,108
General Motors Co.	41,200	3,175,696
Hasbro, Inc.	4,700	388,173
Las Vegas Sands Corp.	19,000	877,610
Lowe’s Cos., Inc.	26,100	5,754,789
Murphy USA, Inc.	550	296,378
NVR, Inc. (a)	135	919,809
Penske Automotive Group, Inc.	3,300	590,535
PulteGroup, Inc.	9,700	1,330,937
Royal Caribbean Cruises Ltd.	7,700	2,444,981
Service Corp. International	7,100	539,316
Tapestry, Inc.	8,900	1,302,782
Toll Brothers, Inc.	4,800	790,800
		39,019,916
Consumer Staples — 7.2%
Altria Group, Inc.	82,500	5,935,875
BJ’s Wholesale Club Holdings, Inc. (a)	3,700	322,714
Brown-Forman Corp. Class B	8,300	221,195
Constellation Brands, Inc. Class A	4,900	681,541
Dollar General Corp.	6,300	725,193
Dollar Tree, Inc. (a)	8,600	1,040,170

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hormel Foods Corp.	15,700	$389,674
J.M. Smucker Co.	3,100	348,750
Kroger Co.	28,200	1,565,946
Maplebear, Inc. (a)	3,400	160,990
Molson Coors Beverage Co. Class B	3,600	140,256
Mondelez International, Inc. Class A	47,200	2,730,048
PepsiCo, Inc.	42,400	5,740,960
Procter & Gamble Co.	47,000	6,892,080
Sysco Corp.	23,600	1,972,488
Target Corp.	22,400	2,925,664
Tyson Foods, Inc. Class A	12,300	704,175
		32,497,719
Energy — 8.1%
Antero Midstream Corp.	23,300	530,075
Antero Resources Corp. (a)	13,000	456,820
APA Corp.	17,300	563,461
ConocoPhillips	34,900	3,628,204
Diamondback Energy, Inc.	14,000	2,460,920
EOG Resources, Inc.	23,100	2,996,763
Exxon Mobil Corp.	108,500	14,834,120
Halliburton Co.	41,300	1,402,135
HF Sinclair Corp.	8,900	619,885
Kinder Morgan, Inc.	109,200	3,491,124
Marathon Petroleum Corp.	8,400	2,147,628
Phillips 66	19,900	3,364,095
Range Resources Corp. (b)	11,700	435,123
		36,930,353
Financials — 28.4%
Affiliated Managers Group, Inc.	200	67,680
Aflac, Inc.	19,400	2,274,650
Allstate Corp.	6,200	1,475,228
Ally Financial, Inc.	7,800	358,410
American Express Co.	13,900	4,701,675
American Financial Group, Inc.	2,400	335,856
American International Group, Inc.	21,000	1,565,130
Ameriprise Financial, Inc.	3,400	1,559,784
Aon PLC Class A	4,300	1,426,267
Arch Capital Group Ltd. (a)	10,900	1,057,954
Assurant, Inc.	1,700	456,501
Axis Capital Holdings Ltd.	2,900	311,576
Bank of America Corp.	160,300	9,133,894
Bank of New York Mellon Corp.	24,500	3,542,945
Block, Inc. (a)	13,300	1,010,800
Charles Schwab Corp.	35,600	3,284,812
Chubb Ltd.	8,100	2,759,994
Cincinnati Financial Corp.	5,500	1,018,270
Citigroup, Inc.	52,200	7,305,912
Citizens Financial Group, Inc.	13,200	924,924
Corpay, Inc. (a)	1,300	433,251
Cullen/Frost Bankers, Inc.	1,400	216,328
East West Bancorp, Inc.	4,100	529,269
Evercore, Inc. Class A	300	102,432

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Everest Group Ltd.	1,400	$500,122
Fidelity National Financial, Inc.	7,800	367,848
First Citizens BancShares, Inc. Class A	450	936,355
First Horizon Corp.	12,100	310,244
Globe Life, Inc.	2,000	357,360
Goldman Sachs Group, Inc.	10,540	10,659,840
Hartford Insurance Group, Inc.	10,000	1,325,200
JP Morgan Chase & Co.	61,500	20,130,795
KeyCorp.	26,600	613,130
Loews Corp.	7,500	849,075
M&T Bank Corp.	4,100	975,841
Markel Group, Inc. (a)	410	800,734
MetLife, Inc.	25,100	2,123,711
Morgan Stanley	54,000	11,288,160
Northern Trust Corp.	7,100	1,234,264
Old Republic International Corp.	9,000	368,280
PNC Financial Services Group, Inc.	11,900	2,930,018
Popular, Inc.	1,700	279,106
Primerica, Inc.	1,100	312,620
Principal Financial Group, Inc.	8,200	883,796
Progressive Corp.	4,200	917,490
Prudential Financial, Inc.	11,300	1,219,609
Raymond James Financial, Inc.	7,400	1,125,022
Regions Financial Corp.	27,100	818,420
Reinsurance Group of America, Inc.	1,900	404,035
RenaissanceRe Holdings Ltd.	1,800	570,420
SEI Investments Co.	4,600	403,466
Southstate Bank Corp.	700	69,930
State Street Corp.	10,400	1,763,840
Stifel Financial Corp.	4,500	313,965
Synchrony Financial	14,000	1,064,700
T. Rowe Price Group, Inc.	6,900	784,461
Travelers Cos., Inc.	8,000	2,640,960
Truist Financial Corp.	31,500	1,569,330
UMB Financial Corp.	500	71,380
Unum Group	6,000	536,400
US Bancorp	38,300	2,313,320
W.R. Berkley Corp.	13,700	966,261
Wells Fargo & Co.	86,600	7,156,624
Western Alliance Bancorp	2,200	180,840
Willis Towers Watson PLC	3,100	810,247
Zions Bancorp NA	3,000	207,570
		129,008,331
Health Care — 16.5%
Amgen, Inc.	17,200	6,228,464
Bio-Rad Laboratories, Inc. Class A (a) (b)	800	234,888
Cencora, Inc.	8,200	2,320,436
Cigna Group	7,600	2,095,168
Cooper Cos., Inc. (a)	5,600	401,576
CVS Health Corp.	44,900	4,644,905
DaVita, Inc. (a)	1,400	311,472
Elevance Health, Inc.	6,200	2,397,726
Encompass Health Corp.	1,400	141,512

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Exelixis, Inc. (a)	11,500	$625,715
GE HealthCare Technologies, Inc. (a)	13,000	832,130
Gilead Sciences, Inc.	38,400	4,851,456
Globus Medical, Inc. Class A (a)	3,200	252,832
Halozyme Therapeutics, Inc. (a) (b)	5,000	391,350
HCA Healthcare, Inc.	11,700	4,561,713
Henry Schein, Inc. (a)	5,200	434,304
IQVIA Holdings, Inc. (a)	4,800	927,456
Jazz Pharmaceuticals PLC (a)	2,200	530,134
Johnson & Johnson	68,000	17,269,960
Labcorp Holdings, Inc.	3,500	980,000
McKesson Corp.	3,300	2,493,480
Medtronic PLC	54,600	4,271,358
Merck & Co., Inc.	50,000	6,425,000
Pfizer, Inc.	163,100	3,927,448
Quest Diagnostics, Inc.	5,100	1,080,945
Regeneron Pharmaceuticals, Inc.	2,900	1,808,266
Revvity, Inc. (b)	2,300	255,898
Solventum Corp. (a)	5,000	385,750
Tenet Healthcare Corp. (a)	4,000	748,320
United Therapeutics Corp. (a)	1,800	975,294
Universal Health Services, Inc. Class B	2,800	416,332
Viatris, Inc.	49,400	784,472
Zimmer Biomet Holdings, Inc.	8,600	740,374
		74,746,134
Industrials — 6.6%
3M Co.	26,000	4,209,660
A.O. Smith Corp.	5,700	357,504
Acuity, Inc.	1,400	527,324
AGCO Corp.	3,700	442,890
Allegion PLC	4,000	561,960
Allison Transmission Holdings, Inc.	2,400	270,576
CACI International, Inc. Class A (a)	900	416,934
Carlisle Cos., Inc.	1,700	616,675
CNH Industrial NV	35,500	398,665
Core & Main, Inc. Class A (a)	8,000	386,000
Delta Air Lines, Inc.	21,900	2,051,154
Dover Corp.	3,600	807,408
FedEx Corp.	11,600	3,632,308
Flowserve Corp.	3,700	274,392
General Dynamics Corp.	9,800	3,471,552
Masco Corp.	10,100	821,837
Mueller Industries, Inc.	4,800	590,064
Oshkosh Corp.	3,100	475,788
Regal Rexnord Corp.	3,400	809,846
Ryder System, Inc.	800	211,016
Snap-on, Inc.	2,600	1,046,240
Textron, Inc.	8,800	807,224
Toro Co.	4,800	467,616
U-Haul Holding Co. (UHAL/B US)	5,700	328,890
United Airlines Holdings, Inc. (a)	16,100	2,189,439

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	36,500	$3,923,750
		30,096,712
Information Technology — 8.9%
Apple, Inc.	41,500	12,008,440
Arrow Electronics, Inc. (a)	600	128,046
First Solar, Inc. (a)	4,500	1,061,820
Intel Corp. (a)	31,200	4,356,456
Microsoft Corp.	28,200	10,519,164
NetApp, Inc.	9,700	1,501,172
QUALCOMM, Inc.	52,800	9,756,912
Skyworks Solutions, Inc.	1,400	94,920
TD SYNNEX Corp.	4,100	1,096,094
		40,523,024
Materials — 3.9%
Albemarle Corp.	5,000	675,150
Alcoa Corp.	10,900	568,326
Avery Dennison Corp.	3,800	616,930
Ball Corp.	13,000	811,200
CF Industries Holdings, Inc.	6,900	746,994
Corteva, Inc.	29,000	2,456,010
CRH PLC	13,500	1,444,500
Crown Holdings, Inc.	5,500	615,010
Newmont Corp. (NEM US)	44,200	4,128,280
Nucor Corp.	11,400	2,539,350
PPG Industries, Inc.	11,100	1,346,319
Reliance, Inc.	2,200	821,920
RPM International, Inc.	6,400	711,360
		17,481,349
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	1,800	557,910
Utilities — 2.5%
AES Corp.	34,700	508,702
Alliant Energy Corp.	12,500	953,625
DTE Energy Co.	8,100	1,234,197
Duke Energy Corp.	26,300	3,329,054
Evergy, Inc.	11,100	959,373
FirstEnergy Corp.	28,200	1,340,628
Public Service Enterprise Group, Inc.	24,600	1,996,536
UGI Corp.	10,700	369,578
WEC Energy Group, Inc.	4,800	560,496
		11,252,189
TOTAL COMMON STOCK (Cost $382,335,283)		441,708,730
TOTAL EQUITIES (Cost $382,335,283)		441,708,730

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Exchange-Traded Funds — 2.3%
iShares Russell 1000 Value ETF
	43,500	$10,545,705
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,503,186)		10,545,705
TOTAL LONG-TERM INVESTMENTS (Cost $392,838,469)		452,254,435
Short-Term Investments — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (c)	239,855	239,855

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (d)	$2,261,226	2,261,226
TOTAL SHORT-TERM INVESTMENTS (Cost $2,501,081)		2,501,081
TOTAL INVESTMENTS — 100.2% (Cost $395,339,550) (e)		454,755,516
Other Assets/(Liabilities) — (0.2)%		(827,045)
NET ASSETS — 100.0%		$453,928,471

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $1,539,233 or 0.34% of net assets. The Fund received $1,315,990 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(d)	Maturity value of $2,261,352. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $2,306,589.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500® Index Fund — Portfolio of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.9%
Communication Services — 9.7%
Alphabet, Inc. Class A	202,225	$72,269,148
Alphabet, Inc. Class C	163,004	57,594,203
AT&T, Inc.	241,179	4,992,405
Charter Communications, Inc. Class A (a)	3,128	444,833
Comcast Corp. Class A	120,791	2,965,419
EchoStar Corp. Class A (a) (b)	4,880	495,320
Electronic Arts, Inc.	7,900	1,619,816
Fox Corp. Class A	7,422	387,132
Fox Corp. Class B	4,543	212,794
Live Nation Entertainment, Inc. (a) (b)	5,646	1,033,839
Meta Platforms, Inc. Class A	75,739	42,663,021
Netflix, Inc. (a)	145,218	10,368,565
News Corp. Class A	11,681	290,039
News Corp. Class B	3,218	90,297
Omnicom Group, Inc.	9,883	719,779
Paramount Skydance Corp. Class B	12,749	125,705
T-Mobile US, Inc.	15,809	2,651,644
Take-Two Interactive Software, Inc. (a)	6,157	1,539,127
TKO Group Holdings, Inc.	2,272	457,376
Trade Desk, Inc. Class A (a)	14,976	270,766
Verizon Communications, Inc.	143,693	6,083,962
Walt Disney Co.	59,703	5,746,414
Warner Bros Discovery, Inc. (a)	87,381	2,329,578
		215,351,182
Consumer Discretionary — 9.3%
Airbnb, Inc. Class A (a)	14,629	2,093,410
Amazon.com, Inc. (a)	337,604	80,464,537
Aptiv PLC (a)	7,520	461,578
AutoZone, Inc. (a)	571	1,824,882
Best Buy Co., Inc.	6,874	521,599
Booking Holdings, Inc.	26,934	4,800,716
Carnival Corp. Ltd.	45,330	1,295,078
Carvana Co. (a)	24,297	1,599,229
Chipotle Mexican Grill, Inc. (a)	45,405	1,543,770
Darden Restaurants, Inc.	3,901	803,645
Deckers Outdoor Corp. (a)	4,826	479,174
Domino’s Pizza, Inc.	1,067	315,875
DoorDash, Inc., Class A (a)	13,149	2,426,385
DR Horton, Inc.	8,692	1,415,753
eBay, Inc.	15,242	1,703,293
Expedia Group, Inc.	3,680	941,638
Ford Motor Co.	135,159	1,878,710
Garmin Ltd.	5,662	1,344,951
General Motors Co.	30,238	2,330,745
Genuine Parts Co.	5,072	598,395
Hasbro, Inc.	4,448	367,360

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hilton Worldwide Holdings, Inc.	7,697	$2,543,551
Home Depot, Inc.	34,351	12,114,911
Las Vegas Sands Corp.	9,829	454,002
Lennar Corp. Class A	7,702	696,954
Lowe’s Cos., Inc.	19,162	4,225,029
Lululemon Athletica, Inc. (a)	3,748	427,947
Marriott International, Inc. Class A	7,713	2,858,361
McDonald’s Corp.	24,400	6,595,564
MGM Resorts International (a)	6,468	309,235
NIKE, Inc. Class B	42,016	1,724,757
Norwegian Cruise Line Holdings Ltd. (a) (b)	15,745	332,377
NVR, Inc. (a)	96	654,086
O’Reilly Automotive, Inc. (a)	29,219	2,690,778
PulteGroup, Inc.	6,827	936,733
Ralph Lauren Corp.	1,371	550,333
Ross Stores, Inc.	11,213	2,386,687
Royal Caribbean Cruises Ltd.	8,715	2,767,274
Starbucks Corp.	38,844	3,969,468
Tapestry, Inc.	7,001	1,024,806
Tesla, Inc. (a)	97,093	40,837,316
TJX Cos., Inc.	38,301	5,802,601
Tractor Supply Co.	18,740	592,371
Ulta Beauty, Inc. (a)	1,562	704,431
Williams-Sonoma, Inc.	4,107	957,342
Wynn Resorts Ltd. (b)	2,715	263,599
Yum! Brands, Inc.	9,034	1,444,175
		207,075,411
Consumer Staples — 4.6%
Altria Group, Inc.	58,283	4,193,462
Archer-Daniels-Midland Co.	16,887	1,290,167
Brown-Forman Corp. Class B (b)	5,661	150,866
Bunge Global SA	4,667	498,109
Casey’s General Stores, Inc.	1,264	1,004,615
Church & Dwight Co., Inc.	8,117	786,375
Clorox Co.	4,287	409,151
Coca-Cola Co.	133,544	10,853,121
Colgate-Palmolive Co.	26,944	2,470,226
Constellation Brands, Inc. Class A	4,690	652,332
Costco Wholesale Corp.	15,301	14,313,626
Dollar General Corp.	7,510	864,476
Dollar Tree, Inc. (a)	6,558	793,190
Estee Lauder Cos., Inc. Class A	8,888	701,708
General Mills, Inc.	17,539	610,357
Hershey Co.	5,102	895,146
Hormel Foods Corp.	10,237	254,082
J.M. Smucker Co.	2,880	324,000
Kenvue, Inc.	64,883	1,239,914
Keurig Dr. Pepper, Inc.	46,597	1,525,120
Kimberly-Clark Corp. (b)	11,283	1,238,535
Kraft Heinz Co.	28,649	676,689
Kroger Co.	20,140	1,118,374
McCormick & Co., Inc.	9,185	463,108
Molson Coors Beverage Co. Class B	4,856	189,190

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mondelez International, Inc. Class A	44,555	$2,577,061
Monster Beverage Corp. (a)	24,836	2,387,236
PepsiCo, Inc.	47,277	6,401,306
Philip Morris International, Inc.	53,681	9,711,430
Procter & Gamble Co.	80,249	11,767,713
Sysco Corp.	16,668	1,393,111
Target Corp.	15,517	2,026,675
Tyson Foods, Inc. Class A	10,182	582,920
Walmart, Inc.	151,195	17,124,346
		101,487,737
Energy — 3.0%
APA Corp.	11,902	387,648
Baker Hughes Co.	34,458	1,912,419
Chevron Corp.	64,564	10,702,129
ConocoPhillips	42,658	4,434,726
Devon Energy Corp.	40,520	1,674,286
Diamondback Energy, Inc.	6,621	1,163,839
EOG Resources, Inc.	18,461	2,394,946
EQT Corp.	21,729	1,155,331
Expand Energy Corp.	8,175	745,478
Exxon Mobil Corp.	142,940	19,542,757
Halliburton Co.	29,271	993,750
Kinder Morgan, Inc.	67,759	2,166,255
Marathon Petroleum Corp.	9,862	2,521,418
Occidental Petroleum Corp.	24,846	1,206,770
ONEOK, Inc.	21,910	1,904,855
Phillips 66	13,506	2,283,189
SLB Ltd.	50,152	2,331,567
Targa Resources Corp.	7,569	2,029,552
Texas Pacific Land Corp.	2,053	898,475
Valero Energy Corp.	10,045	2,616,120
Williams Cos., Inc.	42,739	3,177,217
		66,242,727
Financials — 11.7%
Aflac, Inc.	15,689	1,839,535
Allstate Corp.	8,851	2,106,007
American Express Co.	18,470	6,247,477
American International Group, Inc.	18,475	1,376,942
Ameriprise Financial, Inc.	3,178	1,457,939
Aon PLC Class A	7,535	2,499,284
Apollo Global Management, Inc.	16,039	1,897,574
Arch Capital Group Ltd. (a)	12,414	1,204,903
ARES Management Corp. Class A (b)	7,336	816,570
Arthur J Gallagher & Co.	8,868	2,035,827
Assurant, Inc.	1,682	451,667
Bank of America Corp.	225,136	12,828,249
Bank of New York Mellon Corp.	23,339	3,375,053
Berkshire Hathaway, Inc. Class B (a)	63,227	31,638,159
Blackrock, Inc.	5,027	4,833,762
Blackstone, Inc.	25,726	3,027,178
Block, Inc. (a)	18,493	1,405,468
Brown & Brown, Inc.	10,082	646,760

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Capital One Financial Corp.	21,300	$4,273,206
Cboe Global Markets, Inc.	3,636	882,348
Charles Schwab Corp.	56,824	5,243,150
Chubb Ltd.	12,335	4,203,028
Cincinnati Financial Corp.	5,338	988,277
Citigroup, Inc.	58,824	8,233,007
Citizens Financial Group, Inc.	14,593	1,022,531
CME Group, Inc.	12,453	2,749,996
Coinbase Global, Inc. Class A (a)	7,656	1,119,231
Corpay, Inc. (a)	2,084	694,535
Erie Indemnity Co. Class A (b)	864	207,144
Everest Group Ltd.	1,120	400,098
FactSet Research Systems, Inc.	1,230	282,998
Fidelity National Information Services, Inc.	17,230	669,902
Fifth Third Bancorp	31,401	1,770,074
Fiserv, Inc. (a)	19,255	944,458
Franklin Resources, Inc.	10,758	357,919
Global Payments, Inc.	8,576	622,275
Globe Life, Inc.	2,815	502,984
Goldman Sachs Group, Inc.	10,173	10,288,667
Hartford Insurance Group, Inc.	9,352	1,239,327
Huntington Bancshares, Inc.	70,171	1,244,132
Interactive Brokers Group, Inc. Class A	15,770	1,372,621
Intercontinental Exchange, Inc.	19,866	2,445,703
Invesco Ltd.	16,243	428,653
Jack Henry & Associates, Inc.	2,516	346,554
JP Morgan Chase & Co.	92,405	30,246,929
KeyCorp.	30,880	711,784
KKR & Co., Inc.	23,993	2,202,078
Loews Corp.	5,803	656,958
M&T Bank Corp.	5,073	1,207,425
Marsh & McLennan Cos., Inc.	16,945	2,824,223
Mastercard, Inc. Class A	27,825	14,290,920
MetLife, Inc.	18,433	1,559,616
Moody’s Corp.	5,216	2,362,431
Morgan Stanley	41,366	8,647,149
MSCI, Inc.	2,409	1,349,136
Nasdaq, Inc.	15,668	1,234,952
Northern Trust Corp.	6,580	1,143,867
PayPal Holdings, Inc.	29,086	1,255,933
PNC Financial Services Group, Inc.	13,673	3,366,566
Principal Financial Group, Inc.	6,869	740,341
Progressive Corp.	20,334	4,441,962
Prudential Financial, Inc.	12,017	1,296,995
Raymond James Financial, Inc.	6,191	941,218
Regions Financial Corp.	29,901	903,010
Robinhood Markets, Inc. Class A (a)	26,511	2,658,523
S&P Global, Inc.	10,464	4,261,569
State Street Corp.	9,580	1,624,768
Synchrony Financial	11,882	903,626
T. Rowe Price Group, Inc.	7,166	814,703
Travelers Cos., Inc.	7,174	2,368,281
Truist Financial Corp.	41,930	2,088,953
US Bancorp	54,128	3,269,331
Visa, Inc. Class A	57,233	19,636,070

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
W.R. Berkley Corp.	10,665	$752,202
Wells Fargo & Co.	105,578	8,724,966
Willis Towers Watson PLC	3,393	886,828
		261,594,485
Health Care — 8.9%
Abbott Laboratories	60,529	5,492,401
AbbVie, Inc.	60,932	15,332,928
Agilent Technologies, Inc.	9,875	1,311,696
Align Technology, Inc. (a)	2,413	406,977
Amgen, Inc.	18,589	6,731,449
Baxter International, Inc. (b)	17,812	379,752
Becton Dickinson & Co.	9,110	1,378,616
Bio-Techne Corp.	5,849	413,232
Biogen, Inc. (a)	5,233	1,130,642
Boston Scientific Corp. (a)	51,899	2,215,049
Bristol-Myers Squibb Co.	69,409	3,999,347
Cardinal Health, Inc.	8,208	1,949,892
Cencora, Inc.	6,860	1,941,243
Centene Corp. (a)	15,992	1,026,526
Charles River Laboratories International, Inc. (a)	1,535	348,123
Cigna Group	9,185	2,532,121
Cooper Cos., Inc. (a)	7,008	502,544
CVS Health Corp.	43,503	4,500,385
Danaher Corp.	21,438	4,083,510
DaVita, Inc. (a)	970	215,806
Dexcom, Inc. (a)	13,090	881,611
Edwards Lifesciences Corp. (a)	20,473	1,851,988
Elevance Health, Inc.	7,497	2,899,315
Eli Lilly & Co.	27,282	32,722,849
GE HealthCare Technologies, Inc. (a)	15,979	1,022,816
Gilead Sciences, Inc.	43,235	5,462,310
HCA Healthcare, Inc.	5,346	2,084,352
Henry Schein, Inc. (a)	3,822	319,213
Humana, Inc.	4,213	1,673,488
IDEXX Laboratories, Inc. (a)	2,734	1,439,287
Incyte Corp. (a)	4,860	550,930
Insulet Corp. (a)	2,457	374,078
Intuitive Surgical, Inc. (a)	12,364	4,916,915
IQVIA Holdings, Inc. (a)	5,629	1,087,635
Johnson & Johnson	83,019	21,084,335
Labcorp Holdings, Inc.	2,498	699,440
McKesson Corp.	4,178	3,156,897
Medtronic PLC	43,516	3,404,257
Merck & Co., Inc.	85,175	10,944,987
Mettler-Toledo International, Inc. (a)	731	933,860
Moderna, Inc. (a) (b)	11,943	836,368
Pfizer, Inc.	197,863	4,764,541
Quest Diagnostics, Inc.	3,846	815,160
Regeneron Pharmaceuticals, Inc.	3,433	2,140,613
ResMed, Inc.	4,560	888,653
Revvity, Inc. (b)	4,030	448,378
Solventum Corp. (a)	5,279	407,275
STERIS PLC	3,312	697,408

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stryker Corp.	11,704	$3,684,887
Thermo Fisher Scientific, Inc.	12,917	6,476,067
UnitedHealth Group, Inc.	31,289	13,004,647
Universal Health Services, Inc. Class B	1,929	286,823
Veeva Systems, Inc. Class A (a)	5,328	945,560
Vertex Pharmaceuticals, Inc. (a)	8,661	4,302,179
Viatris, Inc.	40,560	644,093
Waters Corp. (a)	3,447	1,292,763
West Pharmaceutical Services, Inc.	2,434	873,806
Zimmer Biomet Holdings, Inc.	6,590	567,333
Zoetis, Inc.	14,729	1,058,426
		197,537,782
Industrials — 8.9%
3M Co.	18,018	2,917,294
A.O. Smith Corp. (b)	4,211	264,114
Allegion PLC	2,944	413,603
AMETEK, Inc.	7,620	1,843,583
Automatic Data Processing, Inc.	14,036	3,143,362
Axon Enterprise, Inc. (a)	2,663	1,492,904
Boeing Co. (a)	27,391	5,929,330
Broadridge Financial Solutions, Inc.	3,979	544,924
Builders FirstSource, Inc. (a)	3,920	350,762
C.H. Robinson Worldwide, Inc.	3,586	675,387
Carrier Global Corp.	26,943	1,976,269
Caterpillar, Inc.	15,884	16,914,872
Cintas Corp.	11,729	1,994,868
Comfort Systems USA, Inc.	1,206	2,390,232
Copart, Inc. (a)	31,499	887,957
CSX Corp.	62,690	2,979,656
Cummins, Inc.	4,679	3,337,110
Deere & Co.	8,771	5,563,708
Delta Air Lines, Inc.	22,241	2,083,092
Dover Corp.	4,686	1,050,976
Eaton Corp. PLC	13,529	5,764,977
EMCOR Group, Inc.	1,576	1,307,891
Emerson Electric Co.	19,692	2,818,910
Equifax, Inc.	4,323	686,147
Expeditors International of Washington, Inc.	4,418	720,046
Fastenal Co.	40,333	1,937,194
FedEx Corp.	7,424	2,324,677
Fedex Freight Holding Co., Inc. (a)	3,814	575,914
Fortive Corp.	10,586	646,699
GE Vernova, Inc.	9,267	10,887,428
Generac Holdings, Inc. (a)	1,960	573,908
General Dynamics Corp.	8,577	3,038,316
General Electric Co.	35,980	13,446,805
Honeywell Aerospace, Inc. (a)	11,037	2,440,060
Honeywell International, Inc.	11,038	2,471,296
Howmet Aerospace, Inc.	14,027	3,771,299
Hubbell, Inc.	1,661	869,035
Huntington Ingalls Industries, Inc.	1,373	384,289
IDEX Corp.	2,659	603,460
Illinois Tool Works, Inc.	9,082	2,456,409

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ingersoll Rand, Inc.	12,679	$1,039,551
Jacobs Solutions, Inc.	3,989	502,614
JB Hunt Transport Services, Inc.	2,493	721,549
Johnson Controls International PLC	20,657	3,018,194
L3Harris Technologies, Inc.	6,522	1,895,228
Leidos Holdings, Inc.	4,117	423,927
Lennox International, Inc.	1,157	662,903
Lockheed Martin Corp.	7,004	3,568,258
Masco Corp.	7,360	598,883
Nordson Corp.	1,908	575,625
Norfolk Southern Corp.	7,890	2,482,115
Northrop Grumman Corp.	4,698	2,392,738
Old Dominion Freight Line, Inc.	5,990	1,297,434
Otis Worldwide Corp.	13,315	953,354
PACCAR, Inc.	18,361	2,205,523
Parker-Hannifin Corp.	4,306	4,211,785
Paychex, Inc.	10,955	1,077,205
Pentair PLC	5,378	412,277
Quanta Services, Inc.	5,171	3,723,327
Republic Services, Inc.	6,977	1,486,659
Rockwell Automation, Inc.	3,923	1,942,199
Rollins, Inc.	9,903	413,351
RTX Corp.	46,598	8,841,039
Snap-on, Inc.	1,732	696,957
Southwest Airlines Co.	17,575	903,707
Stanley Black & Decker, Inc.	5,236	492,812
Textron, Inc.	5,689	521,852
Trane Technologies PLC	7,520	3,693,523
TransDigm Group, Inc.	1,931	2,572,169
Uber Technologies, Inc. (a)	70,756	5,105,753
Union Pacific Corp.	20,678	5,624,416
United Airlines Holdings, Inc. (a)	11,094	1,508,673
United Parcel Service, Inc. Class B	25,922	2,786,615
United Rentals, Inc.	2,198	2,490,092
Veralto Corp.	8,941	792,888
Verisk Analytics, Inc.	4,554	817,580
Vertiv Holdings Co. Class A	13,310	4,456,454
W.W. Grainger, Inc.	1,526	2,075,970
Waste Management, Inc.	12,445	2,773,742
Westinghouse Air Brake Technologies Corp.	5,555	1,497,628
Xylem, Inc.	8,236	973,578
		198,708,910
Information Technology — 38.0%
Accenture PLC Class A	20,862	2,596,067
Adobe, Inc. (a)	13,712	2,811,234
Advanced Micro Devices, Inc. (a)	56,236	32,668,055
Akamai Technologies, Inc. (a) (b)	4,725	558,542
Amphenol Corp. Class A	42,812	7,548,612
Analog Devices, Inc.	16,910	6,716,145
Apple, Inc.	506,533	146,570,389
Applied Materials, Inc.	27,369	19,787,787
AppLovin Corp. Class A (a)	9,422	4,854,497
Arista Networks, Inc. (a)	35,943	6,105,997

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Autodesk, Inc. (a)	7,468	$1,451,929
Broadcom, Inc.	163,285	61,680,909
Cadence Design Systems, Inc. (a)	9,428	3,538,517
CDW Corp.	4,243	596,735
Ciena Corp. (a)	4,895	2,401,291
Cisco Systems, Inc.	136,222	16,000,636
Cognizant Technology Solutions Corp. Class A	16,245	629,169
Coherent Corp. (a)	6,598	2,602,713
Corning, Inc.	27,146	6,933,903
Crowdstrike Holdings, Inc. Class A (a)	8,777	6,698,080
Datadog, Inc. Class A (a)	11,417	2,972,530
Dell Technologies, Inc. Class C	9,896	4,269,728
F5, Inc. (a)	1,892	786,996
Fair Isaac Corp. (a)	781	933,123
First Solar, Inc. (a)	3,744	883,434
Flex Ltd. (a)	12,780	2,071,255
Fortinet, Inc. (a)	21,928	3,368,579
Gartner, Inc. (a)	2,350	304,607
Gen Digital, Inc.	18,395	457,852
GoDaddy, Inc. Class A (a)	4,957	420,750
Hewlett Packard Enterprise Co.	46,533	2,099,104
HP, Inc.	31,470	690,452
Intel Corp. (a)	163,040	22,765,275
International Business Machines Corp.	32,404	9,112,329
Intuit, Inc.	9,325	2,433,825
Jabil, Inc.	3,711	1,430,516
Keysight Technologies, Inc. (a)	5,701	1,995,749
KLA Corp.	45,070	13,598,070
Lam Research Corp.	43,130	18,689,523
Lumentum Holdings, Inc. (a)	2,704	2,320,194
Marvell Technology, Inc.	30,433	9,065,686
Microchip Technology, Inc.	19,082	1,740,278
Micron Technology, Inc.	38,893	44,893,801
Microsoft Corp.	256,190	95,563,994
Monolithic Power Systems, Inc.	1,690	2,336,188
Motorola Solutions, Inc.	5,729	2,379,196
NetApp, Inc.	6,708	1,038,130
NVIDIA Corp.	835,287	167,132,576
NXP Semiconductors NV	8,652	2,431,472
ON Semiconductor Corp. (a)	13,380	1,264,945
Oracle Corp.	58,521	8,576,253
Palantir Technologies, Inc. Class A (a)	79,321	9,254,381
Palo Alto Networks, Inc. (a)	28,166	9,605,169
PTC, Inc. (a)	4,175	474,322
Qnity Electronics, Inc.	7,176	1,171,913
QUALCOMM, Inc.	36,324	6,712,312
Roper Technologies, Inc.	3,508	1,187,072
Salesforce, Inc.	28,435	4,454,627
Sandisk Corp. (a)	5,123	11,648,319
Seagate Technology Holdings PLC	7,572	7,306,980
ServiceNow, Inc. (a)	35,153	3,489,990
Skyworks Solutions, Inc.	5,452	369,646
Super Micro Computer, Inc. (a)	17,490	512,982
Synopsys, Inc. (a)	6,597	2,942,724
TE Connectivity PLC	10,187	2,053,801

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teledyne Technologies, Inc. (a)	1,633	$1,089,048
Teradyne, Inc.	5,258	2,544,031
Texas Instruments, Inc.	31,514	9,393,378
Trimble, Inc. (a)	8,325	426,073
Tyler Technologies, Inc. (a)	1,479	432,548
VeriSign, Inc.	2,880	724,493
Western Digital Corp.	11,816	7,547,115
Workday, Inc. Class A (a)	7,081	866,856
Zebra Technologies Corp. Class A (a)	1,636	430,693
		845,416,090
Materials — 1.8%
Air Products & Chemicals, Inc.	7,838	2,297,945
Albemarle Corp.	4,068	549,302
Amcor PLC (b)	16,042	695,421
Avery Dennison Corp.	2,813	456,690
Ball Corp.	9,646	601,910
CF Industries Holdings, Inc.	5,591	605,282
Corteva, Inc.	23,136	1,959,388
CRH PLC	23,030	2,464,210
Dow, Inc.	24,669	674,944
DuPont de Nemours, Inc.	4,593	622,994
Ecolab, Inc.	8,798	2,451,211
Freeport-McMoRan, Inc.	48,754	3,066,139
International Flavors & Fragrances, Inc.	8,596	680,975
International Paper Co.	17,424	663,854
Linde PLC (LIN US)	15,819	8,209,112
LyondellBasell Industries NV Class A	8,845	465,689
Martin Marietta Materials, Inc.	1,930	1,113,031
Mosaic Co.	12,016	254,619
Newmont Corp. (NEM US)	37,107	3,465,794
Nucor Corp.	7,949	1,770,640
Packaging Corp. of America	2,679	638,352
PPG Industries, Inc.	8,037	974,808
Sherwin-Williams Co.	7,706	2,653,330
Smurfit Westrock PLC (b)	17,453	807,376
Steel Dynamics, Inc.	4,753	1,090,623
Vulcan Materials Co.	4,256	1,255,563
		40,489,202
Real Estate — 1.8%
Alexandria Real Estate Equities, Inc.	6,029	318,633
American Tower Corp.	15,777	2,580,644
AvalonBay Communities, Inc.	4,978	939,299
BXP, Inc.	5,487	363,843
Camden Property Trust	3,588	410,790
CBRE Group, Inc. Class A (a)	9,946	1,339,627
CoStar Group, Inc. (a)	14,945	423,242
Crown Castle, Inc.	15,039	1,138,904
Digital Realty Trust, Inc.	11,123	1,997,468
Equinix, Inc.	3,400	3,544,126
Equity Residential	11,966	812,850
Essex Property Trust, Inc.	2,342	682,904
Extra Space Storage, Inc.	7,191	1,044,852

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Federal Realty Investment Trust	2,856	$352,545
Healthpeak Properties, Inc.	23,688	506,923
Host Hotels & Resorts, Inc.	18,323	434,438
Invitation Homes, Inc.	18,995	573,839
Iron Mountain, Inc.	10,424	1,316,655
Kimco Realty Corp.	23,661	599,806
Mid-America Apartment Communities, Inc.	3,797	527,555
Prologis, Inc.	32,304	4,376,223
Public Storage	5,481	1,744,657
Realty Income Corp.	32,202	1,995,236
Regency Centers Corp.	5,554	442,876
SBA Communications Corp.	3,774	665,960
Simon Property Group, Inc.	10,838	2,423,919
UDR, Inc.	10,277	410,258
Ventas, Inc.	16,062	1,426,306
VICI Properties, Inc.	38,127	1,012,272
Welltower, Inc.	24,293	5,513,782
Weyerhaeuser Co.	25,023	599,051
		40,519,483
Utilities — 2.2%
AES Corp.	25,968	380,691
Alliant Energy Corp. (b)	9,282	708,124
Ameren Corp.	9,882	1,117,061
American Electric Power Co., Inc.	18,555	2,538,510
American Water Works Co., Inc.	6,871	904,086
Atmos Energy Corp.	5,791	997,616
CenterPoint Energy, Inc. (b)	22,106	973,548
CMS Energy Corp.	10,718	819,927
Consolidated Edison, Inc.	12,376	1,369,157
Constellation Energy Corp.	10,905	2,708,475
Dominion Energy, Inc.	29,718	2,029,442
DTE Energy Co.	7,265	1,106,968
Duke Energy Corp.	26,829	3,396,015
Edison International	13,770	1,025,176
Entergy Corp.	15,794	1,814,099
Evergy, Inc.	8,382	724,456
Eversource Energy	13,238	956,710
Exelon Corp.	35,580	1,658,740
FirstEnergy Corp.	18,408	875,116
NextEra Energy, Inc.	71,952	6,315,227
NiSource, Inc.	16,517	785,383
NRG Energy, Inc.	7,292	1,065,069
PG&E Corp.	76,340	1,284,039
Pinnacle West Capital Corp.	4,204	449,828
PPL Corp.	25,474	925,980
Public Service Enterprise Group, Inc.	17,275	1,402,039
Sempra	22,807	2,114,437
Southern Co.	38,111	3,647,604
Vistra Corp.	10,474	1,661,491
WEC Energy Group, Inc.	11,244	1,312,962

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	20,396	$1,637,799
		48,705,775
TOTAL COMMON STOCK (Cost $916,022,416)		2,223,128,784
TOTAL EQUITIES (Cost $916,022,416)		2,223,128,784
Rights — 0.0%
Health Care — 0.0%
Hologic Inc., CVR (a) (c) (d)	8,044	—
TOTAL RIGHTS (Cost $81)		—
TOTAL LONG-TERM INVESTMENTS (Cost $916,022,497)		2,223,128,784
Short-Term Investments — 0.3%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (e)	303,005	303,005

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (f)	$6,288,554	6,288,554
TOTAL SHORT-TERM INVESTMENTS (Cost $6,591,559)		6,591,559
TOTAL INVESTMENTS — 100.2% (Cost $922,614,056) (g)		2,229,720,343
Other Assets/(Liabilities) — (0.2)%		(5,196,579)
NET ASSETS — 100.0%		$2,224,523,764

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $8,571,994 or 0.39% of net assets. The Fund received $8,511,671 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2026, these securities amounted to a value of $0 or 0.00% of net assets.

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(f)	Maturity value of $6,288,904. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $6,414,474.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/18/26	19	$7,172,255	$(1,417)

MassMutual Blue Chip Growth Fund — Portfolio of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.8%
Common Stock — 98.8%
Communication Services — 20.4%
Alphabet, Inc. Class A	416,263	$148,759,908
Alphabet, Inc. Class C	191,855	67,788,127
Meta Platforms, Inc. Class A	158,160	89,089,947
Netflix, Inc. (a)	695,391	49,650,917
Space Exploration Technologies Corp. Class A (a)	21,354	3,648,545
T-Mobile US, Inc.	36,175	6,067,633
Walt Disney Co.	172,705	16,622,856
		381,627,933
Consumer Discretionary — 14.3%
Amazon.com, Inc. (a)	361,405	86,137,268
Booking Holdings, Inc.	55,329	9,861,841
Carvana Co. (a)	529,063	34,822,927
DoorDash, Inc., Class A (a)	19,874	3,667,349
NIKE, Inc. Class B	97,272	3,993,016
Ross Stores, Inc.	25,677	5,465,349
Sea Ltd. ADR (a)	45,283	4,339,470
Starbucks Corp.	114,618	11,712,813
Tesla, Inc. (a)	224,073	94,245,104
TJX Cos., Inc.	31,251	4,734,526
Yum China Holdings, Inc.	15,776	644,765
Yum! Brands, Inc.	47,043	7,520,294
		267,144,722
Consumer Staples — 1.6%
Monster Beverage Corp. (a)	307,435	29,550,652
Financials — 7.0%
Block, Inc. (a)	86,386	6,565,336
Charles Schwab Corp.	31,587	2,914,533
Chubb Ltd.	30,846	10,510,466
FactSet Research Systems, Inc.	17,904	4,119,352
Goldman Sachs Group, Inc.	3,923	3,967,605
Marsh & McLennan Cos., Inc.	22,592	3,765,409
Mastercard, Inc. Class A	36,629	18,812,654
Moody’s Corp.	2,947	1,334,755
Morgan Stanley	27,090	5,662,894
SEI Investments Co.	101,989	8,945,455
Visa, Inc. Class A	190,534	65,370,310
		131,968,769
Health Care — 8.2%
Danaher Corp.	23,245	4,427,708
Eli Lilly & Co.	28,678	34,397,253
Illumina, Inc. (a)	23,359	4,107,213
Intuitive Surgical, Inc. (a)	45,194	17,972,750

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Medline, Inc. Class A (a)	27,537	$1,086,059
Novartis AG Sponsored ADR (b)	67,963	10,651,161
Novo Nordisk AS Sponsored ADR	249,558	11,963,810
Regeneron Pharmaceuticals, Inc.	23,342	14,554,671
Roche Holding AG Sponsored ADR	154,593	7,938,351
Stryker Corp.	7,108	2,237,883
Thermo Fisher Scientific, Inc.	27,571	13,822,997
UnitedHealth Group, Inc.	14,677	6,100,201
Vertex Pharmaceuticals, Inc. (a)	49,327	24,502,201
		153,762,258
Industrials — 6.0%
Boeing Co. (a)	177,388	38,399,180
Caterpillar, Inc.	8,624	9,183,698
Cintas Corp.	11,569	1,967,656
Deere & Co.	16,245	10,304,691
Expeditors International of Washington, Inc.	67,951	11,074,654
GE Vernova, Inc.	10,136	11,908,381
General Electric Co.	56,203	21,004,747
HEICO Corp.	7,200	2,564,568
Old Dominion Freight Line, Inc.	12,643	2,738,474
TransDigm Group, Inc.	2,287	3,046,375
		112,192,424
Information Technology — 40.9%
Advanced Micro Devices, Inc. (a)	40,412	23,475,735
Apple, Inc.	166,812	48,268,720
Applied Materials, Inc.	84,408	61,026,984
ASML Holding NV	8,836	17,578,692
Autodesk, Inc. (a)	77,167	15,002,808
Broadcom, Inc.	160,294	60,551,058
Crowdstrike Holdings, Inc. Class A (a)	8,585	6,551,557
Datadog, Inc. Class A (a)	11,935	3,107,397
Lam Research Corp.	136,890	59,318,544
Micron Technology, Inc.	1,533	1,769,527
Microsoft Corp.	222,310	82,926,076
Monolithic Power Systems, Inc.	5,784	7,995,570
NVIDIA Corp.	1,341,810	268,482,763
Oracle Corp.	258,966	37,951,467
Palantir Technologies, Inc. Class A (a)	18,039	2,104,610
Roper Technologies, Inc.	8,165	2,762,954
Salesforce, Inc.	75,368	11,807,151
ServiceNow, Inc. (a)	54,085	5,369,559
Shopify, Inc. Class A (a)	230,060	26,268,251
Synopsys, Inc. (a)	5,930	2,645,195
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	21,607	10,318,855
TE Connectivity PLC	21,893	4,413,848
Texas Instruments, Inc.	14,296	4,261,209
Workday, Inc. Class A (a)	27,058	3,312,440
		767,270,970
Materials — 0.2%
Linde PLC (LIN US)	7,244	3,759,201

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.2%
Constellation Energy Corp.	15,643	$3,885,252
TOTAL COMMON STOCK (Cost $1,057,964,536)		1,851,162,181
TOTAL EQUITIES (Cost $1,057,964,536)		1,851,162,181

	Principal Amount
Bonds & Notes — 0.2%
Corporate Debt — 0.2%
Retail — 0.2%
Carvana Co.
9.000% 6/01/30 (c)	$1,054,922	1,090,605
9.000% 6/01/31 (c)	1,410,488	1,556,622
		2,647,227
TOTAL CORPORATE DEBT (Cost $2,701,651)		2,647,227
TOTAL BONDS & NOTES (Cost $2,701,651)		2,647,227
TOTAL LONG-TERM INVESTMENTS (Cost $1,060,666,187)		1,853,809,408
Short-Term Investments — 0.9%
	Number of Shares
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.019% (d)	104	104
	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (e)	$17,439,784	17,439,784
TOTAL SHORT-TERM INVESTMENTS (Cost $17,439,888)		17,439,888
TOTAL INVESTMENTS — 99.9% (Cost $1,078,106,075) (f)		1,871,249,296
Other Assets/(Liabilities) — 0.1%		2,207,167
NET ASSETS — 100.0%		$1,873,456,463

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $784 or 0.00% of net assets. The Fund received $804 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $2,647,227 or 0.14% of net assets.
(d)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(e)	Maturity value of $17,440,753. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $17,788,761.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Mid Cap Growth Fund — Portfolio of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.2%
Common Stock — 99.2%
Communication Services — 2.9%
Liberty Media Corp.-Liberty Formula One Class C (a)	128,728	$12,247,182
Live Nation Entertainment, Inc. (a)	38,347	7,021,719
New York Times Co. Class A	283,955	19,871,171
Reddit, Inc. Class A (a)	158,314	27,480,144
ROBLOX Corp. Class A (a)	94,437	5,135,484
		71,755,700
Consumer Discretionary — 13.0%
Birkenstock Holding PLC (a) (b)	324,250	13,952,478
Burlington Stores, Inc. (a)	126,376	40,035,917
Chipotle Mexican Grill, Inc. (a)	175,860	5,979,240
Deckers Outdoor Corp. (a)	68,883	6,839,393
Domino’s Pizza, Inc.	54,909	16,255,260
Dutch Bros, Inc. Class A (a)	107,530	7,721,729
Floor & Decor Holdings, Inc. Class A (a)	49,482	2,937,252
Hilton Worldwide Holdings, Inc.	53,305	17,615,170
Liberty Live Holdings, Inc. Class C (a)	172,996	18,275,298
McGraw Hill, Inc. (a) (b)	56,607	536,068
Murphy USA, Inc.	8,472	4,565,307
Planet Fitness, Inc. Class A (a)	229,989	11,998,526
Pool Corp. (b)	91,933	19,756,402
Royal Caribbean Cruises Ltd.	84,334	26,778,575
Service Corp. International (b)	172,343	13,091,174
Sportradar Group AG Class A (a) (b)	441,927	6,615,647
Stride, Inc. (a) (b)	65,966	5,688,908
Ulta Beauty, Inc. (a)	37,431	16,880,632
Viking Holdings Ltd. (a)	317,322	33,214,094
Wingstop, Inc.	51,543	8,938,072
Wyndham Hotels & Resorts, Inc.	140,543	11,835,126
Yum! Brands, Inc.	209,876	33,550,777
		323,061,045
Consumer Staples — 3.0%
Casey’s General Stores, Inc.	13,909	11,054,734
Celsius Holdings, Inc. (a) (b)	220,275	6,449,652
Church & Dwight Co., Inc.	63,045	6,107,800
Dollar Tree, Inc. (a)	221,290	26,765,025
US Foods Holding Corp. (a)	247,460	25,302,785
		75,679,996
Energy — 3.3%
Cenovus Energy, Inc.	264,182	6,554,355
Cheniere Energy, Inc.	64,652	15,452,475
DT Midstream, Inc. (a)	93,108	13,662,668
EQT Corp.	242,832	12,911,377
Permian Resources Corp. Class A	643,805	11,852,450

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SLB Ltd.	17,982	$835,983
TechnipFMC PLC	326,143	21,623,281
		82,892,589
Financials — 5.9%
Aon PLC Class A	12,061	4,000,513
Assurant, Inc.	100,351	26,947,254
Block, Inc. (a)	56,994	4,331,544
Bullish (a) (b)	57,114	1,338,181
Carlyle Group, Inc.	53,530	2,254,148
Cboe Global Markets, Inc.	48,615	11,797,402
Lemonade, Inc. (a)	68,185	4,435,434
MSCI, Inc.	49,860	27,923,595
Raymond James Financial, Inc.	115,134	17,503,822
Robinhood Markets, Inc. Class A (a)	203,969	20,454,012
Rocket Cos., Inc. Class A (a)	248,200	3,909,150
Ryan Specialty Holdings, Inc. (b)	156,799	5,920,730
TPG, Inc.	36,046	1,461,665
Tradeweb Markets, Inc. Class A	143,494	14,300,612
		146,578,062
Health Care — 18.1%
Agilent Technologies, Inc.	369,519	49,083,209
Alcon AG (b)	55,975	3,755,923
Align Technology, Inc. (a)	19,733	3,328,168
Alnylam Pharmaceuticals, Inc. (a)	106,075	31,931,757
Ascendis Pharma AS (a)	51,837	13,825,965
BioNTech SE ADR (a)	83,637	7,782,423
Bridgebio Pharma, Inc. (a)	51,379	3,826,708
Caris Life Sciences, Inc. (a) (b)	221,888	3,954,044
Cencora, Inc.	31,624	8,948,960
CG oncology, Inc. (a)	61,633	4,379,025
Cooper Cos., Inc. (a)	311,568	22,342,541
CRISPR Therapeutics AG (a) (b)	86,906	4,739,853
Cytokinetics, Inc. (a) (b)	160,844	13,702,300
Dexcom, Inc. (a)	197,810	13,322,504
Dianthus Therapeutics, Inc. (a)	41,900	4,084,412
Elanco Animal Health, Inc. (a) (b)	779,022	19,171,731
GE HealthCare Technologies, Inc. (a)	57,761	3,697,282
IDEXX Laboratories, Inc. (a)	12,248	6,447,837
Insmed, Inc. (a)	125,771	13,409,704
Insulet Corp. (a)	66,117	10,066,313
Ionis Pharmaceuticals, Inc. (a)	165,395	13,114,170
Kymera Therapeutics, Inc. (a) (b)	38,100	4,368,927
Medline, Inc. Class A (a)	184,319	7,269,541
Mettler-Toledo International, Inc. (a)	34,458	44,020,440
Molina Healthcare, Inc. (a)	45,845	10,484,752
Natera, Inc. (a)	96,267	26,131,677
Oruka Therapeutics, Inc. (a)	8,607	819,128
Revolution Medicines, Inc. (a)	25,000	4,682,000
Steris PLC	19,064	4,014,306
Teleflex, Inc.	133,516	16,924,488
Tenet Healthcare Corp. (a)	26,742	5,002,893
United Therapeutics Corp. (a)	20,446	11,078,256

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vaxcyte, Inc. (a)	107,803	$6,266,588
Veeva Systems, Inc. Class A (a)	154,701	27,454,786
West Pharmaceutical Services, Inc.	69,977	25,121,743
		448,554,354
Industrials — 21.4%
API Group Corp. (a)	439,749	18,623,370
Arxis, Inc. Class A (a)	103,936	4,795,607
ATI, Inc. (a)	47,616	9,385,114
Booz Allen Hamilton Holding Corp.	168,235	10,206,817
Builders FirstSource, Inc. (a)	103,325	9,245,521
BWX Technologies, Inc.	51,611	10,046,081
CACI International, Inc. Class A (a)	5,683	2,632,707
Cintas Corp.	21,172	3,600,934
Esab Corp.	219,878	21,686,567
Ferguson Enterprises, Inc.	105,347	25,002,004
Flowserve Corp. (b)	45,926	3,405,872
FTAI Aviation Ltd.	67,480	18,255,364
HEICO Corp.	19,600	6,981,324
Ingersoll Rand, Inc.	262,104	21,489,907
ITT, Inc.	71,531	14,145,971
Knight-Swift Transportation Holdings, Inc.	139,373	10,852,976
L3Harris Technologies, Inc.	15,191	4,414,353
Madison Air Solutions Corp. Class A (a)	106,475	4,152,525
MasTec, Inc. (a)	24,324	10,120,243
Modine Manufacturing Co. (a)	41,000	10,947,820
Mueller Industries, Inc.	68,341	8,401,159
nVent Electric PLC	52,427	8,892,143
Old Dominion Freight Line, Inc.	95,522	20,690,065
Paylocity Holding Corp. (a)	122,726	12,828,549
Quanta Services, Inc.	31,157	22,434,286
QXO, Inc. (a) (b)	368,253	6,363,412
RB Global, Inc. (b)	141,668	16,497,239
RBC Bearings, Inc. (a)	18,317	11,797,247
Rocket Lab Corp. (a)	238,813	24,275,341
Rollins, Inc.	47,642	1,988,577
StandardAero, Inc. (a) (b)	251,931	7,535,256
Symbotic, Inc. (a)	81,662	3,670,707
Textron, Inc.	183,222	16,806,954
TransUnion (b)	274,364	19,792,619
UL Solutions, Inc. Class A	224,557	22,873,376
Veralto Corp.	289,969	25,714,451
Verisk Analytics, Inc.	42,145	7,566,292
Vertiv Holdings Co. Class A	15,919	5,330,000
Waste Connections, Inc.	52,012	8,669,880
Watts Water Technologies, Inc. Class A	16,679	6,528,995
Woodward, Inc.	32,210	13,703,422
XPO, Inc. (a)	185,734	38,129,333
		530,480,380
Information Technology — 28.7%
Akamai Technologies, Inc. (a)	106,447	12,583,100
Allegro MicroSystems, Inc. (a) (b)	64,185	4,468,560
Astera Labs, Inc. (a)	61,933	29,914,878

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Atlassian Corp. Class A (a)	77,889	$6,058,985
Aurora Innovation, Inc. (a)	956,020	6,520,056
BlackBerry Ltd. (a)	452,428	5,723,214
Cerebras Systems, Inc. Class A (a)	8,627	1,906,567
Circle Internet Group, Inc. (a)	89,910	5,631,063
Cloudflare, Inc. Class A (a)	140,744	34,521,688
Coherent Corp. (a)	8,107	3,197,968
Credo Technology Group Holding Ltd. (a)	41,100	11,177,145
Datadog, Inc. Class A (a)	198,711	51,736,396
Descartes Systems Group, Inc. (a)	80,789	5,593,830
Dynatrace, Inc. (a)	115,435	5,068,751
Entegris, Inc.	30,402	5,468,104
Everpure, Inc. Class A (a)	278,193	21,918,826
Fabrinet (a) (b)	31,397	17,647,626
Fair Isaac Corp. (a)	11,866	14,177,260
Flex Ltd. (a)	36,916	5,982,976
Guidewire Software, Inc. (a)	52,627	6,475,752
Jabil, Inc.	20,100	7,748,148
Keysight Technologies, Inc. (a)	112,462	39,369,572
Lattice Semiconductor Corp. (a)	258,870	39,596,755
Lumentum Holdings, Inc. (a)	28,590	24,531,935
MACOM Technology Solutions Holdings, Inc. (a)	93,448	35,544,816
Manhattan Associates, Inc. (a)	138,724	19,317,317
Microchip Technology, Inc.	225,068	20,526,202
MongoDB, Inc. (a)	60,835	20,434,477
Monolithic Power Systems, Inc.	11,759	16,255,171
Motorola Solutions, Inc.	11,139	4,625,915
Nebius Group NV (a) (b)	27,909	7,707,629
NXP Semiconductors NV	62,730	17,629,012
PTC, Inc. (a)	225,638	25,634,733
Qnity Electronics, Inc.	29,500	4,817,645
Ralliant Corp.	90,923	6,694,661
SiTime Corp. (a)	15,493	11,550,961
Skyworks Solutions, Inc.	80,405	5,451,459
Snowflake, Inc. Class A (a)	161,589	41,124,401
TD SYNNEX Corp.	50,595	13,526,067
Teradyne, Inc.	94,860	45,897,062
Tyler Technologies, Inc. (a)	79,599	23,279,524
Unity Software, Inc. (a)	185,209	5,293,273
Workday, Inc. Class A (a)	27,506	3,367,285
Zoom Communications, Inc. (a)	164,153	14,168,045
Zscaler, Inc. (a)	29,644	4,184,251
		714,049,061
Materials — 1.5%
Avery Dennison Corp.	52,161	8,468,338
Eagle Materials, Inc. (b)	31,690	7,130,250
Martin Marietta Materials, Inc.	27,150	15,657,405
Solstice Advanced Materials, Inc.	56,304	4,988,535
		36,244,528
Real Estate — 0.4%
Federal Realty Investment Trust	31,717	3,915,147

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
First Industrial Realty Trust, Inc.	85,542	$5,244,580
		9,159,727
Utilities — 1.0%
Fervo Energy Co. Class A (a)	58,778	1,718,081
NRG Energy, Inc.	103,856	15,169,207
Vistra Corp.	51,662	8,195,143
		25,082,431
TOTAL COMMON STOCK (Cost $2,097,159,372)		2,463,537,873
TOTAL EQUITIES (Cost $2,097,159,372)		2,463,537,873
TOTAL LONG-TERM INVESTMENTS (Cost $2,097,159,372)		2,463,537,873
Short-Term Investments — 2.1%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (c)	9,984,398	9,984,398
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.019% (d)	395	395

	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (e)	$40,570,858	40,570,858
TOTAL SHORT-TERM INVESTMENTS (Cost $50,555,651)		50,555,651
TOTAL INVESTMENTS — 101.3% (Cost $2,147,715,023) (f)		2,514,093,524
Other Assets/(Liabilities) — (1.3)%		(31,240,073)
NET ASSETS — 100.0%		$2,482,853,451

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $134,700,387 or 5.43% of net assets. The Fund received $127,962,445 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(e)	Maturity value of $40,573,112. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $41,382,432.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 97.4%
Common Stock — 97.4%
Communication Services — 1.0%
Cargurus, Inc. (a)	116,333	$3,965,792
Magnite, Inc. (a)	117,584	2,231,744
Sphere Entertainment Co. (a) (b)	4,879	844,214
		7,041,750
Consumer Discretionary — 6.5%
Boot Barn Holdings, Inc. (a)	17,322	2,845,485
Brinker International, Inc. (a)	400	67,200
Callaway Golf Co. (a)	137,720	2,587,759
Century Communities, Inc.	29,644	2,124,289
Champion Homes, Inc. (a)	55,969	4,931,988
Dutch Bros, Inc. Class A (a)	18,163	1,304,285
Figs, Inc. Class A (a)	97,490	997,323
Five Below, Inc. (a)	31,514	5,665,902
Garrett Motion, Inc.	101,237	3,667,816
Gildan Activewear, Inc. (b)	32,844	1,694,750
Life Time Group Holdings, Inc. (a)	96,313	3,933,423
National Vision Holdings, Inc. (a) (b)	124,182	2,360,700
Ollie’s Bargain Outlet Holdings, Inc. (a)	20,770	1,596,798
Patrick Industries, Inc. (b)	28,673	2,574,262
Rush Street Interactive, Inc. (a)	75,106	2,233,652
Stride, Inc. (a) (b)	17,195	1,482,897
Valvoline, Inc. (a)	55,938	2,211,789
Visteon Corp. (b)	11,296	1,120,676
Wingstop, Inc.	6,617	1,147,454
Wolverine World Wide, Inc.	104,186	1,722,195
YETI Holdings, Inc. (a)	34,983	1,733,757
		48,004,400
Consumer Staples — 1.1%
Chefs’ Warehouse, Inc. (a)	24,800	2,383,280
Freshpet, Inc. (a)	35,531	2,100,593
Vita Coco Co., Inc. (a)	60,454	3,998,427
		8,482,300
Energy — 3.9%
Archrock, Inc.	76,013	3,094,489
Cactus, Inc. Class A (b)	59,957	3,071,597
Chord Energy Corp.	64,110	7,327,773
Excelerate Energy, Inc. Class A	64,370	2,445,416
Golar LNG Ltd. (b)	39,556	1,971,471
Innovex International, Inc. (a) (b)	9,415	233,492
Kodiak Gas Services, Inc.	32,385	2,433,085
Liberty Energy, Inc. (b)	52,914	1,385,818
Matador Resources Co.	41,480	2,064,874
Par Pacific Holdings, Inc. (a)	22,099	1,239,312

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SM Energy Co.	44,926	$1,172,569
Viper Energy, Inc. Class A	52,987	2,246,649
		28,686,545
Financials — 9.8%
Acadian Asset Management, Inc.	17,963	1,284,714
Ameris Bancorp	68,231	6,158,530
Dave, Inc. (a)	7,994	2,978,485
Eastern Bankshares, Inc.	134,664	2,994,927
Enova International, Inc. (a)	20,040	4,824,229
Evercore, Inc. Class A	12,146	4,147,130
First Interstate BancSystem, Inc. Class A	72,103	2,780,292
HA Sustainable Infrastructure Capital, Inc. (b)	128,146	5,004,101
Hamilton Insurance Group Ltd. Class B	63,750	2,163,675
Hancock Whitney Corp.	38,535	2,879,335
Marex Group PLC	43,899	2,675,644
Perella Weinberg Partners (b)	110,675	1,766,373
Piper Sandler Cos.	29,694	2,148,064
PJT Partners, Inc. Class A (b)	14,405	2,174,291
Renasant Corp.	63,991	2,722,177
Seacoast Banking Corp. of Florida (b)	170,487	5,668,693
Selective Insurance Group, Inc.	22,345	2,167,689
Simmons First National Corp. Class A	120,388	2,726,788
SiriusPoint Ltd. (a)	144,327	3,463,848
StepStone Group, Inc. Class A	40,009	1,654,772
Texas Capital Bancshares, Inc.	16,497	1,703,480
Valley National Bancorp	195,337	2,861,687
WisdomTree, Inc. (b)	293,310	4,968,672
		71,917,596
Health Care — 23.0%
Adaptive Biotechnologies Corp. (a)	120,465	2,583,974
Alignment Healthcare, Inc. (a) (b)	407,081	9,692,599
Alkermes PLC (a)	63,628	3,333,789
Apogee Therapeutics, Inc. (a)	19,238	2,553,460
Arrowhead Pharmaceuticals, Inc. (a)	19,955	1,626,532
AtriCure, Inc. (a)	65,605	1,835,628
Axogen, Inc. (a)	30,314	1,400,204
Axsome Therapeutics, Inc. (a)	25,771	6,307,968
Billiontoone, Inc. Class A (a) (b)	17,623	2,114,407
Bridgebio Pharma, Inc. (a)	62,893	4,684,271
BrightSpring Health Services, Inc. (a)	113,036	7,883,131
Celcuity, Inc. (a)	17,412	1,821,643
Celldex Therapeutics, Inc. (a)	42,641	1,586,672
CG oncology, Inc. (a) (b)	31,293	2,223,368
Cogent Biosciences, Inc. (a)	98,284	3,803,591
Corvus Pharmaceuticals, Inc. (a) (b)	40,874	610,658
Crinetics Pharmaceuticals, Inc. (a) (b)	68,673	2,569,744
Cytokinetics, Inc. (a)	39,674	3,379,828
Definium Therapeutics, Inc. (a)	13,872	652,539
Dianthus Therapeutics, Inc. (a)	36,998	3,606,565
Disc Medicine, Inc. (a) (b)	25,281	1,849,052
Doximity, Inc. Class A (a)	55,421	1,149,431
Encompass Health Corp.	6,896	697,048

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ensign Group, Inc.	11,120	$1,782,536
GeneDx Holdings Corp. (a) (b)	15,963	1,095,860
Glaukos Corp. (a)	20,650	2,886,044
GMR Solutions, Inc. Class A (a)	48,123	743,982
Guardant Health, Inc. (a)	40,162	6,025,505
Guardian Pharmacy Services, Inc. Class A (a)	48,605	2,035,091
Halozyme Therapeutics, Inc. (a) (b)	47,596	3,725,339
HealthEquity, Inc. (a)	11,074	1,000,204
HeartFlow, Inc. (a) (b)	42,364	1,242,960
Hims & Hers Health, Inc. (a) (b)	17,850	618,859
Hinge Health, Inc. Class A (a) (b)	34,732	2,882,756
Insmed, Inc. (a)	9,572	1,020,567
Ionis Pharmaceuticals, Inc. (a)	13,354	1,058,839
Krystal Biotech, Inc. (a)	2,274	845,178
Kymera Therapeutics, Inc. (a) (b)	32,594	3,737,554
Lantheus Holdings, Inc. (a) (b)	15,631	1,734,103
LeMaitre Vascular, Inc.	10,883	1,044,333
Ligand Pharmaceuticals, Inc. (a) (b)	19,759	6,245,622
Madrigal Pharmaceuticals, Inc. Sponsored ADR (a)	4,523	2,428,625
MBX Biosciences, Inc. (a)	44,836	2,474,947
Mineralys Therapeutics, Inc. (a)	20,194	544,834
Mirum Pharmaceuticals, Inc. (a) (b)	31,865	3,730,435
Nuvalent, Inc., Class A (a)	9,778	1,207,583
Oculis Holding AG (a) (b)	19,191	266,179
Option Care Health, Inc. (a)	61,018	1,279,547
PACS Group, Inc. (a)	53,840	2,295,738
Pharvaris NV (a)	12,071	417,415
Praxis Precision Medicines, Inc. (a)	7,469	2,500,546
Progyny, Inc. (a)	66,798	1,925,786
Protagonist Therapeutics, Inc. (a) (b)	63,092	7,733,817
PTC Therapeutics, Inc. (a)	39,121	3,191,100
RadNet, Inc. (a) (b)	29,813	1,838,568
Repligen Corp. (a) (b)	17,748	2,421,537
Revolution Medicines, Inc. (a)	6,902	1,292,606
Rhythm Pharmaceuticals, Inc. (a)	13,547	1,504,123
Scholar Rock Holding Corp. (a)	49,296	2,711,280
Spyre Therapeutics, Inc. (a) (b)	29,350	2,605,693
Structure Therapeutics, Inc. ADR (a)	32,929	1,767,299
Taysha Gene Therapies, Inc. (a)	71,418	486,357
TransMedics Group, Inc. (a) (b)	20,976	1,393,226
Travere Therapeutics, Inc. (a)	25,630	1,456,040
Trevi Therapeutics, Inc. (a)	118,243	2,205,232
Twist Bioscience Corp. (a) (b)	31,206	3,210,473
Vaxcyte, Inc. (a)	51,354	2,985,208
Veracyte, Inc. (a)	36,663	2,153,218
Viridian Therapeutics, Inc. (a)	45,730	840,060
Xenon Pharmaceuticals, Inc. (a)	47,025	2,838,429
		169,397,335
Industrials — 23.8%
AAON, Inc.	19,535	2,478,210
AAR Corp. (a)	16,788	2,399,509
Acuity, Inc.	6,022	2,268,247
Alliance Laundry Holdings, Inc. (a) (b)	39,098	1,036,879

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ameresco, Inc. Class A (a)	97,277	$2,684,845
Applied Aerospace & Defense, Inc. (a)	29,538	672,876
Applied Industrial Technologies, Inc.	12,803	4,329,334
ArcBest Corp.	16,701	2,397,262
Argan, Inc. (b)	5,685	4,539,757
Arxis, Inc. Class A (a)	18,059	833,242
ATI, Inc. (a)	16,022	3,157,936
Atmus Filtration Technologies, Inc.	78,384	3,996,800
AZZ, Inc.	16,731	2,594,142
Cardinal Infrastructure Group, Inc. Class A (a)	13,173	1,240,897
Casella Waste Systems, Inc. Class A (a) (b)	16,420	1,592,247
CECO Environmental Corp. (a)	16,116	1,462,366
Comfort Systems USA, Inc.	1,511	2,994,726
Construction Partners, Inc. Class A (a) (b)	18,449	2,191,188
Curtiss-Wright Corp.	9,044	6,853,181
DNOW, Inc. (a)	129,341	1,677,553
Dpc Holdings Ltd. (a) (b)	3,488	171,121
DXP Enterprises, Inc. (a) (b)	26,667	4,499,790
Embraer SA Sponsored ADR	37,776	2,410,109
Enpro, Inc.	13,372	5,040,308
ESCO Technologies, Inc.	23,561	8,247,292
Everus Construction Group, Inc. (a)	29,446	4,886,564
Exlservice Holdings, Inc. (a)	23,933	618,907
Forgent Power Solutions, Inc. (a)	81,425	4,548,400
GATX Corp.	12,556	2,224,798
Helios Technologies, Inc.	25,689	2,292,743
Kirby Corp. (a)	33,610	4,569,952
Knight-Swift Transportation Holdings, Inc.	69,690	5,426,760
Korn Ferry	29,868	1,988,611
Kornit Digital Ltd. (a)	48,066	781,073
Kratos Defense & Security Solutions, Inc. (a)	18,843	939,512
Legence Corp. Class A (a)	30,836	2,628,152
Loar Holdings, Inc. (a) (b)	11,079	893,078
Mayville Engineering Co., Inc. (a)	27,500	1,030,150
Mercury Systems, Inc. (a) (b)	57,867	7,078,870
Modine Manufacturing Co. (a)	36,535	9,755,576
MYR Group, Inc. (a) (b)	6,739	3,372,196
Nextpower, Inc. Class A (a)	39,413	4,695,665
Parsons Corp. (a) (b)	46,772	2,450,385
Planet Labs PBC (a) (b)	37,352	1,237,472
Powell Industries, Inc. (b)	11,839	3,390,216
Rush Enterprises, Inc. Class A	52,572	3,836,967
Ryder System, Inc.	9,031	2,382,107
SPX Technologies, Inc. (a)	14,659	3,593,947
StandardAero, Inc. (a)	44,305	1,325,163
Sterling Infrastructure, Inc. (a)	5,374	4,510,721
Terex Corp.	37,245	2,696,166
Trex Co., Inc. (a)	40,804	2,041,832
TriNet Group, Inc.	15,354	759,869
Verra Mobility Corp. (a)	85,230	362,228
Voyager Technologies, Inc. Class A (a) (b)	64,226	2,071,288
VSE Corp. (b)	17,249	3,941,396
Xometry, Inc. Class A (a) (b)	70,397	6,794,718

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zurn Elkay Water Solutions Corp. Class C	83,913	$4,240,124
		175,135,423
Information Technology — 21.5%
Advanced Energy Industries, Inc.	13,894	5,180,656
Agilysys, Inc. (a) (b)	32,888	3,436,796
Allegro MicroSystems, Inc. (a) (b)	92,252	6,422,584
Ambiq Micro, Inc. (a)	14,328	1,265,162
Amplitude, Inc. Class A (a)	423,435	3,239,278
AvePoint, Inc. (a)	105,669	1,184,549
Belden, Inc.	19,856	2,380,933
Calix, Inc. (a)	41,811	1,560,386
Cipher Digital, Inc. (a) (b)	22,100	541,450
Cirrus Logic, Inc. (a)	11,175	1,659,823
Clear Secure, Inc. Class A	25,020	1,394,365
Cognex Corp.	65,802	4,765,381
Commvault Systems, Inc. (a)	9,986	1,415,316
Core Scientific, Inc. (a)	74,118	1,896,680
Credo Technology Group Holding Ltd. (a)	17,543	4,770,819
CyberArk Software Ltd. (a)	3,858	173,610
DigitalOcean Holdings, Inc. (a) (b)	19,431	3,051,250
Enphase Energy, Inc. (a)	15,029	740,028
Fabrinet (a) (b)	13,308	7,480,161
Freshworks, Inc. Class A (a)	173,356	1,754,363
Hut 8 Corp. (a)	7,471	862,490
Ichor Holdings Ltd. (a)	21,486	2,412,448
Intapp, Inc. (a)	105,366	2,656,277
JFrog Ltd. (a)	50,269	4,568,447
Lattice Semiconductor Corp. (a)	45,076	6,894,825
Littelfuse, Inc.	8,346	3,800,184
MACOM Technology Solutions Holdings, Inc. (a)	8,684	3,303,133
MKS, Inc.	34,338	15,273,542
Nova Ltd. (a)	10,170	5,521,700
Onto Innovation, Inc. (a)	16,569	6,270,538
OSI Systems, Inc. (a) (b)	7,261	1,587,981
Power Integrations, Inc. (b)	31,721	2,656,951
Riot Platforms, Inc. (a) (b)	25,590	700,654
Rubrik, Inc. Class A (a)	24,005	1,927,121
Sanmina Corp. (a)	30,627	7,751,081
ServiceTitan, Inc. Class A (a)	6,512	460,463
Silicon Motion Technology Corp. Sponsored ADR	14,530	4,843,285
SiTime Corp. (a)	14,407	10,741,283
Terawulf, Inc. (a)	201,017	4,965,120
Tower Semiconductor Ltd. (a)	5,676	1,479,393
TTM Technologies, Inc. (a)	36,815	6,885,141
Universal Display Corp.	4,733	409,830
Viavi Solutions, Inc. (a)	146,868	7,012,947
Vishay Intertechnology, Inc.	20,400	1,097,112
		158,395,536
Materials — 3.3%
Avient Corp.	55,645	2,056,639
Cabot Corp. (b)	45,441	4,126,952
Century Aluminum Co. (a)	51,767	2,381,800

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Element Solutions, Inc.	88,459	$4,223,917
ERO Copper Corp. (a) (b)	70,347	1,881,782
James Hardie Industries PLC (a)	94,477	2,473,408
Methanex Corp.	42,555	1,963,913
MP Materials Corp. (a) (b)	27,555	1,543,355
Perimeter Solutions, Inc. (a)	41,472	1,478,477
Trekor Metals Ltd. (a)	308,920	2,125,370
		24,255,613
Real Estate — 2.5%
Acadia Realty Trust	53,949	1,128,074
American Healthcare REIT, Inc.	119,898	6,252,681
Essential Properties Realty Trust, Inc.	58,937	1,759,269
Janus Living, Inc. Class A	11,519	331,056
LTC Properties, Inc.	32,814	1,261,698
Phillips Edison & Co., Inc.	127,851	5,321,159
Terreno Realty Corp.	36,567	2,368,444
		18,422,381
Utilities — 1.0%
Fervo Energy Co. Class A (a)	81,687	2,387,711
H2O America (b)	37,409	2,273,345
IDACORP, Inc. (b)	19,798	2,995,437
		7,656,493
TOTAL COMMON STOCK (Cost $519,364,473)		717,395,372
TOTAL EQUITIES (Cost $519,364,473)		717,395,372
Rights — 0.0%
Health Care — 0.0%
Akero Therapeutics, Inc., CVR (a) (c) (d)	17,050	11,083
Appellis Pharmaceuticals, Inc. CVR (a) (b) (c) (d)	23,752	713
		11,796
TOTAL RIGHTS (Cost $11,796)		11,796
Exchange-Traded Funds — 0.8%
iShares Russell 2000 ETF	14,517	4,361,633
iShares Russell 2000 Growth ETF (b)	4,796	1,889,432
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,210,609)		6,251,065
TOTAL LONG-TERM INVESTMENTS (Cost $525,586,878)		723,658,233

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 3.7%
Investment of Cash Collateral from Securities Loaned — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (e)	13,326,681	$13,326,681
	Principal Amount
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (f)	$13,909,235	13,909,235
TOTAL SHORT-TERM INVESTMENTS (Cost $27,235,916)		27,235,916
TOTAL INVESTMENTS — 101.9% (Cost $552,822,794) (g)		750,894,149
Other Assets/(Liabilities) — (1.9)%		(14,216,685)
NET ASSETS — 100.0%		$736,677,464

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $125,706,793 or 17.06% of net assets. The Fund received $113,217,430 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2026, these securities amounted to a value of $11,796 or 0.00% of net assets.
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(f)	Maturity value of $13,910,008. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $14,187,854.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Overseas Fund — Portfolio of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.3%
Common Stock — 97.7%
Australia — 1.1%
Glencore PLC	174,100	$1,187,481
Rio Tinto PLC	16,792	1,588,232
		2,775,713
Canada — 1.2%
Intact Financial Corp.	5,353	1,104,796
Toronto-Dominion Bank	17,226	2,094,448
		3,199,244
China — 2.6%
Alibaba Group Holding Ltd.	95,040	1,135,435
NetEase, Inc.	63,100	1,624,165
Prosus NV (PRX NA)	41,899	1,821,122
Tencent Holdings Ltd.	39,900	2,198,858
		6,779,580
Denmark — 1.9%
Carlsberg AS Class B	15,611	2,048,461
DSV AS	8,200	1,946,567
Novo Nordisk AS Class B	19,658	943,088
		4,938,116
Finland — 0.9%
Kone OYJ Class B	39,019	2,220,514
France — 17.0%
Accor SA	36,570	2,126,115
Air Liquide SA	21,843	4,325,658
Airbus SE	7,325	1,630,377
BNP Paribas SA	58,715	6,862,436
Bureau Veritas SA	11,300	346,154
Capgemini SE	26,399	2,655,062
Cie de Saint-Gobain SA	24,146	2,186,059
Cie Generale des Etablissements Michelin SCA	31,485	1,216,131
Danone SA	18,900	1,550,050
Dassault Systemes SE	70,500	1,435,911
Edenred SE	69,397	1,784,881
Engie SA	99,536	3,138,521
Kering SA	3,750	1,066,285
Legrand SA	11,094	1,872,575
LVMH Moet Hennessy Louis Vuitton SE	7,363	4,077,399
Pernod Ricard SA	35,690	2,606,081
Publicis Groupe SA	13,354	1,319,881

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TotalEnergies SE (TTE FP)	44,295	$3,440,870
		43,640,446
Germany — 10.8%
adidas AG	12,195	2,500,348
Allianz SE Registered	2,560	1,211,502
Bayer AG Registered	29,288	1,619,159
Bayerische Motoren Werke AG	22,530	1,474,359
Beiersdorf AG	17,397	1,497,542
Brenntag SE	24,200	1,470,558
Continental AG	15,924	1,313,235
Daimler Truck Holding AG	31,761	1,531,711
Deutsche Boerse AG	7,827	2,135,732
Fresenius SE & Co. KGaA	17,800	812,859
Merck KGaA	13,794	2,314,946
MTU Aero Engines AG	2,421	1,006,935
SAP SE	29,826	4,567,634
Siemens Healthineers AG (a)	30,446	1,189,791
Symrise AG	21,400	2,147,628
thyssenkrupp AG	74,817	889,765
		27,683,704
Hong Kong — 1.8%
AIA Group Ltd.	251,400	2,305,828
Prudential PLC	185,117	2,465,139
		4,770,967
India — 0.7%
Axis Bank Ltd.	78,505	1,128,384
HDFC Bank Ltd.	75,074	637,030
		1,765,414
Indonesia — 0.1%
Bank Mandiri Persero Tbk. PT	1,671,300	360,988
Ireland — 1.7%
AIB Group PLC	277,489	3,260,908
Bank of Ireland Group PLC	52,347	1,043,405
		4,304,313
Israel — 0.8%
Check Point Software Technologies Ltd. (b)	15,344	2,016,662
Italy — 4.1%
Eni SpA	93,791	2,193,831
Intesa Sanpaolo SpA	739,523	5,065,730
Ryanair Holdings PLC Sponsored ADR	49,232	3,187,772
		10,447,333
Japan — 15.3%
Asahi Group Holdings Ltd.	136,000	1,293,903

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Daikin Industries Ltd.	13,400	$2,035,450
Denso Corp.	125,900	1,454,249
FUJIFILM Holdings Corp.	70,100	1,507,739
Fujitsu Ltd.	56,300	1,123,537
Hitachi Ltd.	133,300	3,704,347
Hoya Corp.	10,700	1,725,572
Kose Holdings Corp. (c)	14,000	433,707
LY Corp.	482,000	1,289,332
Mitsubishi Electric Corp.	105,400	3,865,141
Olympus Corp.	38,600	405,740
Seven & i Holdings Co. Ltd.	185,600	2,237,340
Shin-Etsu Chemical Co. Ltd.	64,900	2,830,131
SMC Corp.	2,700	1,201,411
Sompo Holdings, Inc.	88,800	3,387,331
Sony Group Corp.	113,900	2,283,995
Sumitomo Mitsui Financial Group, Inc.	85,400	3,338,845
Suzuki Motor Corp.	154,200	1,856,126
Terumo Corp.	110,600	1,521,895
Unicharm Corp. (c)	145,200	844,784
ZOZO, Inc.	144,900	1,024,407
		39,364,982
Mexico — 0.4%
Fomento Economico Mexicano SAB de CV Sponsored ADR	7,620	974,598
Netherlands — 3.1%
Akzo Nobel NV	18,325	1,242,861
ASML Holding NV	450	895,248
ASR Nederland NV	16,500	1,245,436
IMCD NV	12,130	1,095,404
ING Groep NV	113,313	3,584,925
		8,063,874
Portugal — 0.2%
Galp Energia SGPS SA	23,963	510,180
Republic of Korea — 1.0%
Coupang, Inc. (b)	72,700	1,262,799
KB Financial Group, Inc.	12,236	1,258,271
		2,521,070
Singapore — 0.9%
DBS Group Holdings Ltd.	46,250	2,336,865
Spain — 1.7%
Amadeus IT Group SA	40,853	2,346,224
Banco Bilbao Vizcaya Argentaria SA	79,735	2,000,235
		4,346,459
Sweden — 0.7%
Hexagon AB Class B	217,671	1,800,603

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 5.3%
Cie Financiere Richemont SA Registered Class A	23,476	$5,447,496
Nestle SA Registered	16,409	1,685,107
Sonova Holding AG Registered	4,838	1,149,035
UBS Group AG Registered	62,385	3,090,469
Zurich Insurance Group AG	2,975	2,197,185
		13,569,292
Taiwan — 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	98,000	7,525,287
United Kingdom — 12.9%
AstraZeneca PLC	5,725	1,085,574
British American Tobacco PLC	56,143	3,462,795
Bunzl PLC	48,700	1,699,173
Compass Group PLC	172,874	5,585,455
Diageo PLC	40,300	810,022
GSK PLC	103,665	2,720,061
London Stock Exchange Group PLC	20,655	2,236,640
NatWest Group PLC	413,696	3,646,307
Reckitt Benckiser Group PLC	30,466	1,986,171
RELX PLC	69,266	2,181,739
Rolls-Royce Holdings PLC	219,118	4,207,101
Tesco PLC	309,639	1,890,665
Unilever PLC	29,200	1,752,670
		33,264,373
United States — 8.6%
CNH Industrial NV	154,497	1,735,002
Experian PLC	56,832	1,911,127
Haleon PLC ADR (c)	85,300	795,849
Novartis AG Registered	31,581	4,945,183
Qiagen NV	24,503	949,467
Roche Holding AG	11,775	4,846,855
Schneider Electric SE	14,888	4,884,509
Sunbelt Rentals Holdings, Inc.	29,349	2,195,599
		22,263,591
TOTAL COMMON STOCK (Cost $202,246,375)		251,444,168
Preferred Stock — 0.6%
Republic of Korea — 0.6%
Samsung Electronics Co. Ltd. 0.791%
	9,960	1,394,598

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $368,751)		$1,394,598
TOTAL EQUITIES (Cost $202,615,126)		252,838,766
TOTAL LONG-TERM INVESTMENTS (Cost $202,615,126)		252,838,766
Short-Term Investments — 1.1%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (d)	295,415	295,415

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (e)	$2,535,577	2,535,577
TOTAL SHORT-TERM INVESTMENTS (Cost $2,830,992)		2,830,992
TOTAL INVESTMENTS — 99.4% (Cost $205,446,118) (f)		255,669,758
Other Assets/(Liabilities) — 0.6%		1,600,233
NET ASSETS — 100.0%		$257,269,991

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $1,189,791 or 0.46% of net assets.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $1,799,953 or 0.70% of net assets. The Fund received $1,648,805 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(e)	Maturity value of $2,535,718. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $2,586,605.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Diversified Value Fund (“Diversified Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Overseas Fund (“Overseas Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A senior management team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer acts as each Fund’s CODM.

Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2026, for the Funds’ investments:

Diversified Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$441,708,730	$—	$—	$441,708,730
Exchange-Traded Funds	10,545,705	—	—	10,545,705
Short-Term Investments	239,855	2,261,226	—	2,501,081
Total Investments	$452,494,290	$2,261,226	$—	$454,755,516

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,223,128,784	$—	$—	$2,223,128,784
Rights	—	—	—+	—
Short-Term Investments	303,005	6,288,554	—	6,591,559
Total Investments	$2,223,431,789	$6,288,554	$—	$2,229,720,343
Liability Derivatives
Futures Contracts	$(1,417)	$—	$—	$(1,417)

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$1,843,223,830	$7,938,351	$—	$1,851,162,181
Corporate Debt	—	2,647,227	—	2,647,227
Short-Term Investments	104	17,439,784	—	17,439,888
Total Investments	$1,843,223,934	$28,025,362	$—	$1,871,249,296

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,463,537,873	$—	$—	$2,463,537,873
Short-Term Investments	9,984,793	40,570,858	—	50,555,651
Total Investments	$2,473,522,666	$40,570,858	$—	$2,514,093,524

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$717,395,372	$—	$—	$717,395,372
Rights	—	—	11,796	11,796
Exchange-Traded Funds	6,251,065	—	—	6,251,065
Short-Term Investments	13,326,681	13,909,235	—	27,235,916
Total Investments	$736,973,118	$13,909,235	$11,796	$750,894,149

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$2,775,713	$—	$2,775,713
Canada	3,199,244	—	—	3,199,244
China	—	6,779,580	—	6,779,580
Denmark	—	4,938,116	—	4,938,116
Finland	—	2,220,514	—	2,220,514
France	—	43,640,446	—	43,640,446
Germany	—	27,683,704	—	27,683,704
Hong Kong	—	4,770,967	—	4,770,967
India	—	1,765,414	—	1,765,414
Indonesia	—	360,988	—	360,988
Ireland	—	4,304,313	—	4,304,313
Israel	2,016,662	—	—	2,016,662
Italy	3,187,772	7,259,561	—	10,447,333
Japan	—	39,364,982	—	39,364,982
Mexico	974,598	—	—	974,598
Netherlands	895,248	7,168,626	—	8,063,874
Portugal	—	510,180	—	510,180
Republic of Korea	1,262,799	1,258,271	—	2,521,070
Singapore	—	2,336,865	—	2,336,865
Spain	—	4,346,459	—	4,346,459
Sweden	—	1,800,603	—	1,800,603
Switzerland	—	13,569,292	—	13,569,292
Taiwan	—	7,525,287	—	7,525,287
United Kingdom	1,085,574	32,178,799	—	33,264,373
United States	4,726,450	17,537,141	—	22,263,591
Preferred Stock*
Republic of Korea	—	1,394,598	—	1,394,598
Short-Term Investments	295,415	2,535,577	—	2,830,992
Total Investments	$17,643,762	$238,025,996	$—	$255,669,758

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
+	Represents a security at $0 value as of June 30, 2026.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Form N-CSR and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at https://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Because distributions are determined in accordance with income tax regulations, the character of distributions is subject to final determination based on the Fund’s year-end tax calculations. Accordingly, amounts distributed during the period may differ from the final characterization of such distributions, which may include reclassification as return of capital or other distribution components for financial reporting purposes.

Shareholders will be notified of the final tax character of distributions, including any return of capital, on Form 1099-DIV, where applicable. In addition, information regarding return of capital distribution recharacterizations is reported on Form 8937, which is made available in January at https://www.massmutual.com/product-performance/mutual-funds.

3. Federal Income Tax Information

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

At June 30, 2026, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified Value Fund	$395,339,550	$70,586,981	$(11,171,015)	$59,415,966
S&P 500 Index Fund	922,614,056	1,352,330,744	(45,224,457)	1,307,106,287
Blue Chip Growth Fund	1,078,106,075	818,868,741	(25,725,520)	793,143,221
Mid Cap Growth Fund	2,147,715,023	514,910,404	(148,531,903)	366,378,501
Small Cap Growth Equity Fund	552,822,794	214,812,984	(16,741,629)	198,071,355
Overseas Fund	205,446,118	61,880,562	(11,656,922)	50,223,640